Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Cohen & Steers REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 6.1%
Welltower, Inc. ...................... 1,431,357 $ 123,826,694
Hotel & Resort REITs — 1.7%
Host Hotels & Resorts, Inc. ............. 1,840,321 35,370,970
Industrial REITs — 10.1%
Prologis, Inc. ....................... 1,401,805 177,594,675
Rexford Industrial Realty, Inc. ........... 533,891 28,077,328
205,672,003
Office REITs — 4.0%
Alexandria Real Estate Equities, Inc. ....... 402,730 48,690,057
Boston Properties, Inc. ................ 372,701 24,784,617
Cousins Properties, Inc. ............... 394,095 9,028,716
82,503,390
Residential REITs — 18.4%
American Homes 4 Rent , Class A ......... 822,403 28,825,225
AvalonBay Communities, Inc. ........... 367,275 65,745,898
Equity LifeStyle Properties, Inc. .......... 481,739 32,608,913
Equity Residential ................... 892,014 53,690,323
Essex Property Trust, Inc. .............. 165,987 38,719,788
Invitation Homes, Inc. ................. 1,487,656 48,988,512
Mid-America Apartment Communities, Inc. ... 301,745 38,134,533
Sun Communities, Inc. ................ 321,767 40,333,493
UDR, Inc. ......................... 783,920 28,236,798
375,283,483
Retail REITs — 14.4%
Federal Realty Investment Trust .......... 189,873 19,315,780
Kimco Realty Corp. .................. 1,719,830 34,740,566
Realty Income Corp. .................. 1,775,056 96,545,296
Regency Centers Corp. ............... 424,950 26,631,617
Simon Property Group, Inc. ............. 846,167 117,287,208
294,520,467
Security
Shares
Shares Value
Specialized REITs — 43.6%
American Tower Corp. ................ 783,766 $ 153,343,818
Crown Castle, Inc. ................... 1,121,561 121,408,978
Digital Realty Trust, Inc. ............... 683,904 96,061,156
Equinix, Inc. ....................... 193,786 160,797,809
Extra Space Storage, Inc. .............. 546,395 78,921,294
Lamar Advertising Co. , Class A .......... 226,274 23,686,362
Public Storage ...................... 409,249 115,895,224
SBA Communications Corp. ............ 280,295 62,746,839
VICI Properties, Inc. .................. 2,620,882 78,940,966
891,802,446
Total Long-Term Investments — 98 .3%
(Cost: $ 1,984,570,129 ) ............................ 2,008,979,453
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32%
(a) (b)
................. 3,766,633 3,766,633
Total Short-Term Securities — 0 .2%
(Cost: $ 3,766,633 ) ............................... 3,766,633
Total Investments — 98 .5%
(Cost: $ 1,988,336,762 ) ............................ 2,012,746,086
Other Assets Less Liabilities — 1.5% .................... 30,399,604
Net Assets — 100.0% ...............................
$ 2,043,145,690
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,647,281 $ 1,119,352
(a)
$ — $ — $ — $ 3,766,633 3,766,633 $ 141,031 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 1,017 03/15/24 $ 34,222 $ 8,331

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Cohen & Steers REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,008,979,453 $ — $ — $ 2,008,979,453
Short-Term Securities
Money Market Funds ...................................... 3,766,633 — — 3,766,633
$ 2,012,746,086 $ — $ — $ 2,012,746,086
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,331 $ — $ — $ 8,331
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.